Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT HOUSE FUNDS
Entity Central Index Key	0001160363
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000243104
Shareholder Report [Line Items]
Fund Name	The Investment House Growth Fund
Trading Symbol	TIHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment House Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tihllc.com. You can also request this information by contacting us at (888) 456-9518.
Additional Information Phone Number	(888) 456-9518
Additional Information Website	www.tihllc.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment House Growth Fund (The)	$165	1.45%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year ended July 31, 2024, the Fund returned 28.2% vs 22.2% for the S&P 500 Index (the “benchmark”). The Fund continued to benefit from its heavy allocation to the Information Technology (46.8% vs 31.4% for the benchmark) sector although the Fund’s sector performance lagged 32.1% vs 35.2% for the benchmark. Communications Services concentration was also heavier, 21.1% vs 8.9% for the benchmark, while our companies outperformed the benchmark’s allocation to Consumer Services companies 37.4% to 30.05%. Energy, Real Estate, and Utilities all had positive benchmark performance, whereas the Fund had no exposure to these sectors. In Financials and Healthcare, the Fund’s allocations were roughly half the benchmark’s (12.5% vs 25.0%) and in the former the Fund underperformed 14.7% to 26.1%, whereas in the latter the Fund outperformed 30.4% to 13.5%. In Consumer Discretionary the Fund’s exposure was about even with the benchmark (11.9% vs 10.0% for the S&P), but the Fund outperformed 33.2% to 12.1%. Likewise in Materials the Fund outperformed 27.3% to 9.8%, although the Fund’s weight (1.6%) was lower than the index (2.2%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investment House Growth Fund (The)	S&P 500® Index
Jul-2014	$10,000	$10,000
Jul-2015	$11,176	$11,121
Jul-2016	$11,565	$11,745
Jul-2017	$14,501	$13,629
Jul-2018	$17,341	$15,843
Jul-2019	$18,895	$17,108
Jul-2020	$23,968	$19,153
Jul-2021	$32,525	$26,134
Jul-2022	$25,349	$24,921
Jul-2023	$29,787	$28,165
Jul-2024	$38,172	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investment House Growth Fund (The)	28.15%	15.10%	14.33%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 214,410,384
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,880,762
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$214,410,384 Number of Portfolio Holdings36 Advisory Fee $2,880,762 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	13.7%
Intuit, Inc.	8.5%
Amazon.com, Inc.	8.2%
Apple, Inc.	8.1%
Alphabet, Inc. - Classes A & C	7.4%
NVIDIA Corporation	7.0%
Intuitive Surgical, Inc.	5.6%
Texas Instruments, Inc.	3.3%
Adobe, Inc.	3.1%
Accenture plc - Class A	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.